Note 1 - Description of the Business (Details Textual)	Dec. 31, 2018
Number of Countries in which Entity Operates	35
Number of Geographic Regions in which Entity Operates	4
Colliers and Its Affiliates and Franchisees [Member]
Number of Countries in which Entity Operates	68